CONSOLIDATED BALANCE SHEETS (UNAUDITED) $ in Thousands	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 € / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 € / shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 € / shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 € / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 € / shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 € / shares	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 € / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 € / shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 € / shares	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 468,888		$ 390,396		$ 526,698			$ 695,507		$ 506,553		$ 396,082			$ 313,065		$ 270,176		$ 279,880
Available for sale investments								0		0		1,955			1,954		1,653		1,653
Accounts receivable, net of allowance for credit losses	1,387,690		1,367,255		1,387,462			1,396,080		1,568,652		1,702,519			1,850,362		1,759,111		1,802,726
Unbilled services (unbilled revenue)	1,195,747		1,173,021		1,101,511			1,118,860		1,021,519		949,567			828,453		902,321		880,412
Other receivables	91,018		80,637		87,490			82,760		78,113		76,638			121,687		129,101		143,727
Prepayments and other current assets	138,788		143,263		153,340			140,536		139,244		149,127			150,193		152,774		170,167
Income taxes receivable	61,626		83,292		63,969			102,931		79,216		75,544			42,039		70,021		56,820
Total current assets	3,343,757		3,237,864		3,320,470			3,536,674		3,393,297		3,351,432			3,307,753		3,285,157		3,335,385
Non-current assets:
Property, plant and equipment, net	377,939		377,979		378,253			365,726		353,844		353,302			342,262		346,521		348,106
Goodwill	8,728,375		9,092,410		9,065,335		$ 9,051,410	9,085,447		9,016,549		9,018,301			8,982,896		8,993,583		8,979,134
Intangible assets, net	3,297,583		3,443,096		3,501,307			3,605,814		3,632,354		3,748,939			3,934,673		4,049,793		4,164,410
Operating right-of-use assets	134,341		140,352		147,377			156,955		149,782		159,620			132,319		144,514		150,495
Other receivables	89,932		85,032		75,122			88,445		87,609		87,193			52,797		64,140		71,612
Income taxes receivable	11,395		11,395		11,395			13,682		14,994		4,155			37,830		21,593		17,724
Deferred tax asset	103,266		88,731		79,860			73,687		72,324		73,346			84,493		81,648		89,845
Investments in equity	71,284		67,743		62,160			53,720		50,220		51,164			41,790		35,298		32,052
Total Assets	16,157,872		16,544,602		16,641,279			16,980,150		16,770,973		16,847,452			16,916,813		17,022,247		17,188,763
Current liabilities:
Accounts payable	113,288		94,503		118,168			106,172		83,037		113,579			87,317		46,920		85,126
Unearned revenue	1,546,887		1,515,422		1,495,847			1,477,952		1,544,275		1,585,694			1,563,948		1,493,403		1,480,275
Other liabilities	991,224		891,661		987,060			1,037,886		991,823		993,512			941,581		987,635		1,022,645
Income taxes payable	50,798		21,282		50,636			52,585		27,935		41,905			30,815		29,182		57,973
Current bank credit lines, loan facilities and notes	529,762		29,762		29,762			29,762		29,762		79,762			130,150		105,150		135,150
Total current liabilities	3,231,959		2,552,630		2,681,473			2,704,357		2,676,832		2,814,452			2,753,811		2,662,290		2,781,169
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,878,547		3,384,488		3,390,438			3,402,368		3,408,157		3,419,734			3,911,522		4,206,936		4,353,534
Lease liabilities	125,110		132,713		138,354			145,714		145,464		145,542			121,424		129,079		133,048
Non-current other liabilities	98,738		96,305		84,961			49,405		47,620		45,236			40,909		38,686		45,425
Non-current income taxes payable	107,542		102,626		131,239			203,228		198,091		189,747			242,972		241,410		243,813
Deferred tax liability	722,108		775,193		788,943			816,971		842,215		868,492			883,405		933,906		956,868
Commitments and contingencies	0		0		0			0		0		0			0		0		0
Total Liabilities	7,164,004		7,043,955		7,215,408			7,322,043		7,318,379		7,483,203			7,954,043		8,212,307		8,513,857
Ordinary shares, par value (in EUR cents per share) | € / shares		€ 0.06		€ 0.06		€ 0.06			€ 0.06		€ 0.06		€ 0.06			€ 0.06		€ 0.06		€ 0.06
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)	6,290		6,390		6,505			6,703		6,720		6,711			6,688		6,676		6,662
Additional paid-in capital	7,100,059		7,054,324		7,037,344			7,011,547		6,988,736		6,970,079			6,924,073		6,891,494		6,867,887
Other undenominated capital	1,606		1,506		1,389			1,184		1,162		1,162			1,162		1,162		1,162
Accumulated other comprehensive loss	(86,944)		(68,763)		(173,191)			(110,062)		(179,559)		(166,462)			(190,190)		(156,528)		(159,896)
Retained earnings	1,972,857		2,507,190		2,553,824			2,748,735		2,635,535		2,552,759			2,221,037		2,067,136		1,959,091
Total Shareholders' Equity	8,993,868		9,500,647		9,425,871		$ 9,441,354	9,658,107		9,452,594		9,364,249		$ 9,211,446	8,962,770		8,809,940		8,674,906		$ 8,526,793
Total Liabilities and Shareholders' Equity	$ 16,157,872		$ 16,544,602		$ 16,641,279			$ 16,980,150		$ 16,770,973		$ 16,847,452			$ 16,916,813		$ 17,022,247		$ 17,188,763
Ordinary shares, shares authorized (in shares) | shares	100,000,000		100,000,000		100,000,000			100,000,000		100,000,000		100,000,000			100,000,000		100,000,000		100,000,000
Ordinary shares, shares issued (in shares) | shares	76,359,932		77,772,130		79,464,252			82,559,366		82,816,600		82,683,805			82,326,976		82,151,049		81,928,422
Ordinary shares, shares outstanding (in shares) | shares	76,359,932		77,772,130		79,464,252			82,559,366		82,816,600		82,683,805			82,326,976		82,151,049		81,928,422
As Reported
Current assets:
Cash and cash equivalents	$ 468,888		$ 390,396		$ 526,698			$ 695,507		$ 506,553		$ 396,082			$ 313,065		$ 270,176		$ 279,880
Available for sale investments								0		0		1,955			1,954		1,653		1,653
Accounts receivable, net of allowance for credit losses	1,387,690		1,367,255		1,387,462			1,396,080		1,569,642		1,862,468			1,850,362		1,759,111		1,802,726
Unbilled services (unbilled revenue)	1,258,706		1,244,560		1,197,080			1,361,198		1,230,948		993,141			941,884		985,034		974,260
Other receivables	91,018		80,637		87,490			82,760		78,113		76,638			121,687		129,101		143,727
Prepayments and other current assets	140,713		143,263		153,340			140,536		139,244		149,127			150,193		152,774		170,167
Income taxes receivable	61,626		83,292		63,969			102,931		79,216		75,544			42,039		70,021		56,820
Total current assets	3,408,641		3,309,403		3,416,039			3,779,012		3,603,716		3,554,955			3,421,184		3,367,870		3,429,233
Non-current assets:
Property, plant and equipment, net	390,837		377,979		378,253			365,726		353,844		353,302			342,262		346,521		348,106
Goodwill	8,927,323		9,092,410		9,065,335			9,085,447		9,016,549		9,018,301			8,982,896		8,993,583		8,979,134
Intangible assets, net	3,384,322		3,443,096		3,501,307			3,605,814		3,632,354		3,748,939			3,934,673		4,049,793		4,164,410
Operating right-of-use assets	134,341		140,352		147,377			156,955		149,782		159,620			132,319		144,514		150,495
Other receivables	89,932		85,032		75,122			88,445		87,609		87,193			52,797		64,140		71,612
Income taxes receivable	0		0		0			0		0		0			40,481		25,169		22,076
Deferred tax asset	100,810		86,275		77,404			75,993		74,787		74,777			83,095		80,772		89,406
Investments in equity	71,284		67,743		62,160			53,720		50,220		51,164			41,790		35,298		32,052
Total Assets	16,507,490		16,602,290		16,722,997			17,211,112		16,968,861		17,048,251			17,031,497		17,107,660		17,286,524
Current liabilities:
Accounts payable	113,288		94,503		118,168			106,172		83,037		113,579			87,317		46,920		85,126
Unearned revenue	1,528,343		1,514,442		1,497,166			1,585,257		1,602,526		1,709,938			1,663,183		1,573,311		1,580,235
Other liabilities	998,472		898,909		994,308			1,045,134		999,071		1,000,760			948,829		994,883		1,029,893
Income taxes payable	49,350		19,347		49,888			52,585		27,935		41,905			41,518		39,885		68,676
Current bank credit lines, loan facilities and notes	529,762		29,762		29,762			29,762		29,762		79,762			130,150		105,150		135,150
Total current liabilities	3,219,215		2,556,963		2,689,292			2,818,910		2,742,331		2,945,944			2,870,997		2,760,149		2,899,080
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,878,547		3,384,488		3,390,438			3,402,368		3,408,157		3,419,734			3,911,522		4,206,936		4,353,534
Lease liabilities	125,110		132,713		138,354			145,714		145,464		145,542			121,424		129,079		133,048
Non-current other liabilities	99,490		97,057		85,713			50,157		48,372		45,988			41,661		39,438		46,177
Non-current income taxes payable	105,832		100,916		129,529			201,135		195,778		188,876			242,972		241,410		243,813
Deferred tax liability	744,450		775,066		788,816			818,329		843,633		869,520			883,887		934,208		957,019
Commitments and contingencies	0		0		0			0		0		0			0		0		0
Total Liabilities	7,172,644		7,047,203		7,222,142			7,436,613		7,383,735		7,615,604			8,072,463		8,311,220		8,632,671
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)	6,290		6,390		6,505			6,703		6,720		6,711			6,688		6,676		6,662
Additional paid-in capital	7,100,059		7,054,324		7,037,344			7,011,547		6,988,736		6,970,079			6,924,073		6,891,494		6,867,887
Other undenominated capital	1,606		1,506		1,389			1,184		1,162		1,162			1,162		1,162		1,162
Accumulated other comprehensive loss	(86,944)		(68,763)		(173,191)			(110,062)		(179,559)		(166,462)			(190,190)		(156,528)		(159,896)
Retained earnings	2,313,835		2,561,630		2,628,808			2,865,127		2,768,067		2,621,157			2,217,301		2,053,636		1,938,038
Total Shareholders' Equity	9,334,846		9,555,087		9,500,855			9,774,499		9,585,126		9,432,647			8,959,034		8,796,440		8,653,853
Total Liabilities and Shareholders' Equity	16,507,490		16,602,290		16,722,997			17,211,112		16,968,861		17,048,251			17,031,497		17,107,660		17,286,524
Adjustments
Current assets:
Cash and cash equivalents	0		0		0			0		0		0			0		0		0
Available for sale investments								0		0		0			0		0		0
Accounts receivable, net of allowance for credit losses	0		0		0			0		(990)		(159,949)			0		0		0
Unbilled services (unbilled revenue)	(62,959)		(71,539)		(95,569)			(242,338)		(209,429)		(43,574)			(113,431)		(82,713)		(93,848)
Other receivables	0		0		0			0		0		0			0		0		0
Prepayments and other current assets	(1,925)		0		0			0		0		0			0		0		0
Income taxes receivable	0		0		0			0		0		0			0		0		0
Total current assets	(64,884)		(71,539)		(95,569)			(242,338)		(210,419)		(203,523)			(113,431)		(82,713)		(93,848)
Non-current assets:
Property, plant and equipment, net	(12,898)		0		0			0		0		0			0		0		0
Goodwill	(198,948)		0		0			0		0		0			0		0		0
Intangible assets, net	(86,739)		0		0			0		0		0			0		0		0
Operating right-of-use assets	0		0		0			0		0		0			0		0		0
Other receivables	0		0		0			0		0		0			0		0		0
Income taxes receivable	11,395		11,395		11,395			13,682		14,994		4,155			(2,651)		(3,576)		(4,352)
Deferred tax asset	2,456		2,456		2,456			(2,306)		(2,463)		(1,431)			1,398		876		439
Investments in equity	0		0		0			0		0		0			0		0		0
Total Assets	(349,618)		(57,688)		(81,718)			(230,962)		(197,888)		(200,799)			(114,684)		(85,413)		(97,761)
Current liabilities:
Accounts payable	0		0		0			0		0		0			0		0		0
Unearned revenue	18,544		980		(1,319)			(107,305)		(58,251)		(124,244)			(99,235)		(79,908)		(99,960)
Other liabilities	(7,248)		(7,248)		(7,248)			(7,248)		(7,248)		(7,248)			(7,248)		(7,248)		(7,248)
Income taxes payable	1,448		1,935		748			0		0		0			(10,703)		(10,703)		(10,703)
Current bank credit lines, loan facilities and notes	0		0		0			0		0		0			0		0		0
Total current liabilities	12,744		(4,333)		(7,819)			(114,553)		(65,499)		(131,492)			(117,186)		(97,859)		(117,911)
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	0		0		0			0		0		0			0		0		0
Lease liabilities	0		0		0			0		0		0			0		0		0
Non-current other liabilities	(752)		(752)		(752)			(752)		(752)		(752)			(752)		(752)		(752)
Non-current income taxes payable	1,710		1,710		1,710			2,093		2,313		871			0		0		0
Deferred tax liability	(22,342)		127		127			(1,358)		(1,418)		(1,028)			(482)		(302)		(151)
Commitments and contingencies	0		0		0			0		0		0			0		0		0
Total Liabilities	(8,640)		(3,248)		(6,734)			(114,570)		(65,356)		(132,401)			(118,420)		(98,913)		(118,814)
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)	0		0		0			0		0		0			0		0		0
Additional paid-in capital	0		0		0			0		0		0			0		0		0
Other undenominated capital	0		0		0			0		0		0			0		0		0
Accumulated other comprehensive loss	0		0		0			0		0		0			0		0		0
Retained earnings	(340,978)		(54,440)		(74,984)			(116,392)		(132,532)		(68,398)			3,736		13,500		21,053
Total Shareholders' Equity	(340,978)		(54,440)		(74,984)			(116,392)		(132,532)		(68,398)			3,736		13,500		21,053
Total Liabilities and Shareholders' Equity	$ (349,618)		$ (57,688)		$ (81,718)			$ (230,962)		$ (197,888)		$ (200,799)			$ (114,684)		$ (85,413)		$ (97,761)